Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net income	$ 10,319,379	$ 526,623
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,638,542	91,389
Amortization of operating lease right-of-use assets	429	73,991
(Recovery of) provision for doubtful accounts	(577,307)	112,240
Gains from short-term investment	(15,000)
Interest income	(191,399)
Change in fair value of warrant liability	(6,743,319)
Changes in operating assets and liabilities:
Accounts receivable, net	378,643	(629,764)
Accounts receivable – related party		304,468
Advances to vendors	2,118,705	(2,039,692)
Prepayments and other assets	(12,791)	1,638,841
Accounts payable	19,034	250,099
Advance from customers	679,643	(345,632)
Taxes payable	1,939,511	86,892
Accrued expenses and other liabilities	(2,142)	(1,949,375)
Lease liabilities	(81,164)	(91,774)
Net cash provided by (used in) operating activities	9,470,764	(1,971,693)
Cash flows from investing activities
Purchase of property and equipment	(3,367)
Purchase of intangible assets	(20,993,818)	(1,032,669)
Payment for long-term investments	(276,997)
Loans to third parties	(14,644,951)	(2,400,000)
Collection of loans to third parties	10,224,215	186,351
Net cash (used in) investing activities	(25,694,918)	(3,246,318)
Cash flows from financing activities
Borrowings from third parties		(220,037)
Repayments of third parties		131,162
Proceeds from short-term bank loans	1,151,305	1,694,010
Repayments of short-term bank loans	(1,661,981)	(272,129)
Deferred offering cost	198,540	(14,140)
Net proceeds from issuance of initial public offering	5,034,781
Net proceeds from issuance of ordinary shares and warrant with a private placement	8,940,017
Capital contributions		10,853,053
Net cash provided by (used in) financing activities	13,662,662	12,171,919
Effect of foreign exchange rate on cash	(516,979)	91,280
Net increase in cash	(3,078,471)	7,045,188
Cash at the beginning of the period	10,437,580	1,136,064
Cash at the end of the period	7,359,109	8,181,252
Supplemental disclosures of cash flow information:
Income taxes paid	20,305
Interest paid	$ 58,590	$ 43,144